Schedule of Discontinued Operations Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents						$ 14
Deferred course expenses						806
Discontinued operations-current assets						820
Other assets	32		32		33	34
Total major classes of assets - discontinued operations	32		32		33	854
Accounts payable	3,350		3,350		3,638	3,698
Accrued course expenses	528		528		587	593
Other accrued expenses	1,906		1,906		439	1,582
Deferred revenue	5,018		5,018		5,181	5,413
Total major classes of liabilities - discontinued operations	10,802		10,802		9,845	11,286
Revenue				$ 40	40	8,247
Total operating costs and expenses				907	907	2,910
(Loss) Income from discontinued operations				(867)	(867)	5,337
Other income (expense), net					(80)	2
Income tax benefit				1,118	1,118	(1,075)
Net income from discontinued operations				171	$ 171	$ 4,264
Other expense, net				$ (80)